Submission	Mar. 25, 2025
Submission [Line Items]
Central Index Key	0001376227
Registrant Name	United States Natural Gas Fund, LP
Registration File Number	333-263570
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	United States Natural Gas Fund, LP
Street 1	c/o United States Commodity Funds LLC
Street 2	1850 Mt. Diablo Boulevard, Suite 640
City	Walnut Creek,
State or Country Code	California
Zip Code	94596
Reporting FY End Date	Dec. 31, 2024